UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23919

Variable Insurance Products Fund VI

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class A	$ 23	0.52%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$5,950,774
Number of Holdings	420
Portfolio TurnoverA	15%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.3
Domestic Equity Funds - 1.7
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.1
Microsoft Corp	6.8
Apple Inc	5.7
Amazon.com Inc	3.9
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.4
Berkshire Hathaway Inc Class B	2.0
JPMorgan Chase & Co	1.8
iShares Core S&P 500 ETF	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919593.100    7582-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Service Class

This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class A	$ 28	0.62%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$5,950,774
Number of Holdings	420
Portfolio TurnoverA	15%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.3
Domestic Equity Funds - 1.7
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.1
Microsoft Corp	6.8
Apple Inc	5.7
Amazon.com Inc	3.9
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.4
Berkshire Hathaway Inc Class B	2.0
JPMorgan Chase & Co	1.8
iShares Core S&P 500 ETF	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919595.100    7583-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 34	0.77%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$5,950,774
Number of Holdings	420
Portfolio TurnoverA	15%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.3
Domestic Equity Funds - 1.7
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.1
Microsoft Corp	6.8
Apple Inc	5.7
Amazon.com Inc	3.9
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.4
Berkshire Hathaway Inc Class B	2.0
JPMorgan Chase & Co	1.8
iShares Core S&P 500 ETF	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919597.100    7584-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class A	$ 24	0.55%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$5,950,774
Number of Holdings	420
Portfolio TurnoverA	15%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 93.3
Domestic Equity Funds - 1.7
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.1
Microsoft Corp	6.8
Apple Inc	5.7
Amazon.com Inc	3.9
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.4
Berkshire Hathaway Inc Class B	2.0
JPMorgan Chase & Co	1.8
iShares Core S&P 500 ETF	1.7
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919591.100    7585-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

VIP Hedged Equity Portfolio

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Hedged Equity Portfolio
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.3%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	157	1,572
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	8	1,943
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	94	1,289
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	16	1,699
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	67	2,007
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	21	2,125
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	13	1,454
SWITZERLAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	125	21,084
UNITED STATES - 92.8%
Communication Services - 9.0%
Diversified Telecommunication Services - 0.6%
Frontier Communications Parent Inc (a)	81	2,948
Iridium Communications Inc	56	1,690
Verizon Communications Inc	784	33,924
		38,562
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class A (a)	15	1,424
Netflix Inc (a)	51	68,296
ROBLOX Corp Class A (a)	18	1,894
Spotify Technology SA (a)	4	3,069
Walt Disney Co/The	251	31,127
Warner Music Group Corp Class A	46	1,253
		107,063
Interactive Media & Services - 6.5%
Alphabet Inc Class A	1,160	204,427
IAC Inc Class A (a)	25	933
Meta Platforms Inc Class A	240	177,142
Pinterest Inc Class A (a)	48	1,721
		384,223
Media - 0.1%
Liberty Broadband Corp Class A (a)	17	1,663
New York Times Co/The Class A	31	1,735
Paramount Global Class B	167	2,154
Sirius XM Holdings Inc	46	1,056
Trade Desk Inc (The) Class A (a)	24	1,728
		8,336
TOTAL COMMUNICATION SERVICES		538,184

Consumer Discretionary - 9.2%
Automobile Components - 0.0%
Gentex Corp	44	967
Lear Corp	19	1,805
		2,772
Automobiles - 1.6%
Harley-Davidson Inc	36	850
Rivian Automotive Inc Class A (a)	114	1,566
Tesla Inc (a)	295	93,710
Thor Industries Inc	10	888
		97,014
Broadline Retail - 3.9%
Amazon.com Inc (a)	1,039	227,947
Ollie's Bargain Outlet Holdings Inc (a)	10	1,318
		229,265
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (a)	3	1,230
H&R Block Inc	20	1,098
Service Corp International/US	17	1,384
		3,712
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (a)	96	12,705
Aramark	41	1,717
DraftKings Inc Class A (a)	33	1,415
Hilton Worldwide Holdings Inc	85	22,639
Hyatt Hotels Corp Class A	26	3,631
Light & Wonder Inc Class A (a)	12	1,155
McDonald's Corp	119	34,768
Starbucks Corp	172	15,760
Texas Roadhouse Inc	13	2,436
Vail Resorts Inc	6	943
Wingstop Inc	4	1,347
Wyndham Hotels & Resorts Inc	18	1,462
		99,978
Household Durables - 0.2%
KB Home	20	1,059
Newell Brands Inc	100	540
Somnigroup International Inc	24	1,633
Taylor Morrison Home Corp (a)	27	1,658
Toll Brothers Inc	36	4,109
TopBuild Corp (a)	5	1,619
		10,618
Specialty Retail - 1.5%
AutoNation Inc (a)	11	2,185
Burlington Stores Inc (a)	10	2,326
Carvana Co Class A (a)	5	1,685
Chewy Inc Class A (a)	60	2,557
Dick's Sporting Goods Inc	8	1,582
Floor & Decor Holdings Inc Class A (a)	19	1,443
Home Depot Inc/The	151	55,363
Lithia Motors Inc Class A	4	1,351
Murphy USA Inc	6	2,441
Penske Automotive Group Inc	7	1,203
Ross Stores Inc	120	15,310
Valvoline Inc (a)	30	1,136
		88,582
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	235	16,694
TOTAL CONSUMER DISCRETIONARY		548,635

Consumer Staples - 5.5%
Beverages - 0.7%
Coca-Cola Co/The	441	31,201
Constellation Brands Inc Class A	59	9,598
		40,799
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	51	1,096
BJ's Wholesale Club Holdings Inc (a)	14	1,510
Casey's General Stores Inc	6	3,062
Costco Wholesale Corp	56	55,437
Maplebear Inc (a)	23	1,040
Performance Food Group Co (a)	19	1,662
Sprouts Farmers Market Inc (a)	8	1,317
US Foods Holding Corp (a)	32	2,464
Walmart Inc	538	52,606
		120,194
Food Products - 0.7%
General Mills Inc	357	18,496
Ingredion Inc	10	1,356
Kraft Heinz Co/The	501	12,936
Pilgrim's Pride Corp	25	1,124
Post Holdings Inc (a)	20	2,181
The Campbell's Company	187	5,732
		41,825
Household Products - 1.1%
Kimberly-Clark Corp	110	14,181
Procter & Gamble Co/The	311	49,549
		63,730
Tobacco - 1.0%
Altria Group Inc	383	22,455
Philip Morris International Inc	201	36,608
		59,063
TOTAL CONSUMER STAPLES		325,611

Energy - 2.7%
Energy Equipment & Services - 0.1%
ChampionX Corp	34	844
Halliburton Co	368	7,500
		8,344
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Corp	67	1,270
Antero Resources Corp (a)	30	1,208
Cheniere Energy Inc	25	6,088
Chevron Corp	228	32,647
Chord Energy Corp	16	1,550
Devon Energy Corp	290	9,225
DT Midstream Inc	15	1,649
Expand Energy Corp	59	6,899
Exxon Mobil Corp	541	58,321
Marathon Petroleum Corp	73	12,126
Occidental Petroleum Corp	346	14,535
Ovintiv Inc	67	2,549
Permian Resources Corp Class A	290	3,950
Range Resources Corp	28	1,139
		153,156
TOTAL ENERGY		161,500

Financials - 13.2%
Banks - 3.3%
Bank of America Corp	1,028	48,645
Comerica Inc	33	1,968
First Citizens BancShares Inc/NC Class A	1	1,956
FNB Corp/PA	64	933
JPMorgan Chase & Co	355	102,919
Pinnacle Financial Partners Inc	9	994
SouthState Corp	11	1,012
Wells Fargo & Co	465	37,256
Western Alliance Bancorp	11	858
		196,541
Capital Markets - 2.7%
Affiliated Managers Group Inc	6	1,180
Ares Management Corp Class A	27	4,676
Blue Owl Capital Inc Class A	131	2,517
Carlyle Group Inc/The	44	2,262
Evercore Inc Class A	10	2,700
FactSet Research Systems Inc	19	8,498
Goldman Sachs Group Inc/The	58	41,050
Hamilton Lane Inc Class A	9	1,279
Houlihan Lokey Inc Class A	28	5,039
Interactive Brokers Group Inc Class A	52	2,881
Janus Henderson Group PLC	39	1,515
Jefferies Financial Group Inc	41	2,242
Lazard Inc	19	911
LPL Financial Holdings Inc	8	3,000
Moody's Corp	50	25,080
Morningstar Inc	10	3,139
Nasdaq Inc	229	20,477
Robinhood Markets Inc Class A (a)	49	4,588
SEI Investments Co	44	3,954
Stifel Financial Corp	29	3,010
T Rowe Price Group Inc	136	13,124
TPG Inc Class A	33	1,731
Tradeweb Markets Inc Class A	30	4,392
		159,245
Consumer Finance - 0.0%
Ally Financial Inc	61	2,376
Credit Acceptance Corp (a)	2	1,018
SLM Corp	70	2,295
SoFi Technologies Inc Class A (a)	132	2,404
		8,093
Financial Services - 4.7%
Affirm Holdings Inc Class A (a)	26	1,798
Berkshire Hathaway Inc Class B (a)	227	110,270
Block Inc Class A (a)	29	1,970
Corebridge Financial Inc	57	2,024
Corpay Inc (a)	27	8,959
Equitable Holdings Inc	91	5,105
Essent Group Ltd	18	1,093
Mastercard Inc Class A	113	63,499
Rocket Cos Inc Class A	86	1,219
Shift4 Payments Inc Class A (a)	17	1,685
Toast Inc Class A (a)	30	1,329
Visa Inc Class A	224	79,531
Voya Financial Inc	20	1,420
		279,902
Insurance - 2.3%
AFLAC Inc	160	16,874
American Financial Group Inc/OH	16	2,019
Arthur J Gallagher & Co	76	24,329
Axis Capital Holdings Ltd	17	1,765
Fidelity National Financial Inc/US	32	1,794
First American Financial Corp	23	1,412
Hanover Insurance Group Inc/The	9	1,529
Hartford Insurance Group Inc/The	155	19,665
Markel Group Inc (a)	3	5,992
Marsh & McLennan Cos Inc	127	27,767
MetLife Inc	199	16,004
Old Republic International Corp	72	2,768
Principal Financial Group Inc	99	7,864
Reinsurance Group of America Inc	14	2,777
Ryan Specialty Holdings Inc Class A	16	1,087
Unum Group	14	1,130
		134,776
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp	194	1,783
Annaly Capital Management Inc	203	3,820
Rithm Capital Corp	119	1,344
Starwood Property Trust Inc	100	2,007
		8,954
TOTAL FINANCIALS		787,511

Health Care - 8.4%
Biotechnology - 1.7%
AbbVie Inc	220	40,837
Alnylam Pharmaceuticals Inc (a)	6	1,957
BioMarin Pharmaceutical Inc (a)	31	1,704
Exact Sciences Corp (a)	19	1,010
Exelixis Inc (a)	42	1,851
Gilead Sciences Inc	207	22,950
Ionis Pharmaceuticals Inc (a)	34	1,343
Natera Inc (a)	9	1,520
Neurocrine Biosciences Inc (a)	15	1,885
Roivant Sciences Ltd (a)	138	1,555
Ultragenyx Pharmaceutical Inc (a)	43	1,563
United Therapeutics Corp (a)	5	1,437
Vertex Pharmaceuticals Inc (a)	43	19,144
		98,756
Health Care Equipment & Supplies - 1.6%
Cooper Cos Inc/The (a)	90	6,404
DENTSPLY SIRONA Inc	125	1,985
Envista Holdings Corp (a)	48	938
GE HealthCare Technologies Inc	101	7,481
Globus Medical Inc Class A (a)	26	1,535
Hologic Inc (a)	155	10,100
Intuitive Surgical Inc (a)	55	29,888
Medtronic PLC	308	26,848
Penumbra Inc (a)	5	1,283
Zimmer Biomet Holdings Inc	111	10,124
		96,586
Health Care Providers & Services - 1.7%
Cencora Inc	74	22,189
CVS Health Corp	197	13,589
Encompass Health Corp	23	2,820
Ensign Group Inc/The	11	1,697
HCA Healthcare Inc	44	16,856
HealthEquity Inc (a)	10	1,048
Option Care Health Inc (a)	34	1,104
Tenet Healthcare Corp (a)	8	1,408
UnitedHealth Group Inc	122	38,061
		98,772
Health Care Technology - 0.0%
Doximity Inc Class A (a)	25	1,533
Veeva Systems Inc Class A (a)	13	3,744
		5,277
Life Sciences Tools & Services - 0.5%
Avantor Inc (a)	104	1,400
Illumina Inc (a)	19	1,813
Medpace Holdings Inc (a)	4	1,255
QIAGEN NV (United States)	46	2,211
Thermo Fisher Scientific Inc	58	23,517
		30,196
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co	374	17,312
Eli Lilly & Co	86	67,040
Jazz Pharmaceuticals PLC (a)	10	1,061
Johnson & Johnson	360	54,990
Merck & Co Inc	354	28,023
Royalty Pharma PLC Class A	65	2,342
		170,768
TOTAL HEALTH CARE		500,355

Industrials - 8.1%
Aerospace & Defense - 2.1%
ATI Inc (a)	18	1,554
Boeing Co (a)	95	19,905
BWX Technologies Inc	13	1,873
Curtiss-Wright Corp	10	4,886
GE Aerospace	139	35,777
General Dynamics Corp	69	20,125
HEICO Corp	19	6,232
L3Harris Technologies Inc	54	13,545
Northrop Grumman Corp	32	15,999
Woodward Inc	8	1,961
		121,857
Air Freight & Logistics - 0.2%
Expeditors International of Washington Inc	97	11,082
GXO Logistics Inc (a)	33	1,607
		12,689
Building Products - 0.5%
A O Smith Corp	100	6,557
Advanced Drainage Systems Inc	14	1,608
Armstrong World Industries Inc	7	1,137
AZEK Co Inc/The Class A (a)	33	1,794
Carlisle Cos Inc	10	3,734
Fortune Brands Innovations Inc	41	2,111
Masco Corp	136	8,753
Owens Corning	18	2,475
Simpson Manufacturing Co Inc	8	1,242
Trex Co Inc (a)	20	1,088
UFP Industries Inc	12	1,192
		31,691
Commercial Services & Supplies - 0.7%
Clean Harbors Inc (a)	13	3,005
MSA Safety Inc	7	1,173
Republic Services Inc	87	21,455
Rollins Inc	131	7,391
Veralto Corp	76	7,672
		40,696
Construction & Engineering - 0.1%
Comfort Systems USA Inc	2	1,072
EMCOR Group Inc	5	2,675
WillScot Holdings Corp	26	712
		4,459
Electrical Equipment - 0.5%
Acuity Inc	8	2,387
GE Vernova Inc	40	21,166
nVent Electric PLC	42	3,077
Regal Rexnord Corp	11	1,594
Vertiv Holdings Co Class A	27	3,467
		31,691
Ground Transportation - 0.8%
Knight-Swift Transportation Holdings Inc	42	1,858
Norfolk Southern Corp	70	17,918
Ryder System Inc	7	1,113
Saia Inc (a)	3	822
Uber Technologies Inc (a)	270	25,191
XPO Inc (a)	8	1,010
		47,912
Industrial Conglomerates - 0.4%
Honeywell International Inc	113	26,315
Machinery - 1.8%
AGCO Corp	26	2,682
Allison Transmission Holdings Inc	9	855
Caterpillar Inc	81	31,446
CNH Industrial NV Class A	352	4,562
Donaldson Co Inc	15	1,040
Dover Corp	88	16,124
Flowserve Corp	21	1,099
Graco Inc	41	3,525
IDEX Corp	40	7,023
Illinois Tool Works Inc	94	23,242
ITT Inc	11	1,725
Lincoln Electric Holdings Inc	7	1,451
Middleby Corp/The (a)	8	1,152
Oshkosh Corp	15	1,703
RBC Bearings Inc (a)	4	1,539
Toro Co/The	21	1,484
		100,652
Marine Transportation - 0.0%
Kirby Corp (a)	14	1,588
Passenger Airlines - 0.2%
Alaska Air Group Inc (a)	15	742
American Airlines Group Inc (a)	137	1,537
Delta Air Lines Inc	219	10,771
		13,050
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp Class A	14	1,458
CACI International Inc (a)	3	1,430
ExlService Holdings Inc (a)	21	920
FTI Consulting Inc (a)	6	969
KBR Inc	38	1,822
Parsons Corp (a)	14	1,005
Paychex Inc	137	19,928
Paylocity Holding Corp (a)	6	1,087
Robert Half Inc	22	903
Science Applications International Corp	9	1,013
SS&C Technologies Holdings Inc	61	5,051
TransUnion	20	1,760
		37,346
Trading Companies & Distributors - 0.2%
Air Lease Corp Class A	21	1,228
Applied Industrial Technologies Inc	4	930
Ferguson Enterprises Inc	24	5,226
Watsco Inc	5	2,208
Wesco International Inc	8	1,482
		11,074
TOTAL INDUSTRIALS		481,020

Information Technology - 30.7%
Communications Equipment - 1.1%
Arista Networks Inc	170	17,393
Cisco Systems Inc	669	46,415
		63,808
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics Inc (a)	10	1,274
Flex Ltd (a)	44	2,197
TD SYNNEX Corp	16	2,171
		5,642
IT Services - 0.8%
Amdocs Ltd	38	3,467
Cloudflare Inc Class A (a)	12	2,350
Globant SA (a)	5	454
IBM Corporation	120	35,374
MongoDB Inc Class A (a)	4	840
Okta Inc Class A (a)	16	1,600
Snowflake Inc Class A (a)	12	2,685
Twilio Inc Class A (a)	11	1,368
		48,138
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices Inc (a)	204	28,948
Amkor Technology Inc	78	1,637
Broadcom Inc	489	134,793
Entegris Inc	47	3,791
GlobalFoundries Inc (a)	24	917
Intel Corp	633	14,179
Lam Research Corp	323	31,441
MACOM Technology Solutions Holdings Inc (a)	7	1,003
Marvell Technology Inc	38	2,941
Micron Technology Inc	148	18,241
MKS Inc	24	2,385
NVIDIA Corp	2,622	414,250
Onto Innovation Inc (a)	8	806
Qorvo Inc (a)	13	1,104
QUALCOMM Inc	156	24,845
Texas Instruments Inc	136	28,236
		709,517
Software - 10.9%
Adobe Inc (a)	58	22,439
Appfolio Inc Class A (a)	4	921
AppLovin Corp Class A (a)	5	1,750
Atlassian Corp Class A (a)	6	1,219
Bentley Systems Inc Class B	22	1,187
Cadence Design Systems Inc (a)	47	14,483
Crowdstrike Holdings Inc Class A (a)	34	17,317
Datadog Inc Class A (a)	28	3,761
Docusign Inc (a)	18	1,402
Dropbox Inc Class A (a)	36	1,030
Dynatrace Inc (a)	31	1,712
Gitlab Inc Class A (a)	37	1,669
Guidewire Software Inc (a)	12	2,825
HubSpot Inc (a)	3	1,670
Intuit Inc	37	29,142
Manhattan Associates Inc (a)	5	987
Microsoft Corp	807	401,411
MicroStrategy Inc Class A (a)	4	1,617
Oracle Corp	198	43,289
Palantir Technologies Inc Class A (a)	229	31,217
Palo Alto Networks Inc (a)	102	20,873
Procore Technologies Inc (a)	14	958
Salesforce Inc	136	37,086
UiPath Inc Class A (a)	74	947
Zoom Communications Inc Class A (a)	26	2,027
Zscaler Inc (a)	10	3,139
		646,078
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	1,635	335,453
NetApp Inc	72	7,672
Super Micro Computer Inc (a)	60	2,940
		346,065
TOTAL INFORMATION TECHNOLOGY		1,819,248

Materials - 1.8%
Chemicals - 1.2%
Cabot Corp	11	825
Ecolab Inc	81	21,825
Huntsman Corp	58	604
Linde PLC	85	39,881
Olin Corp	34	683
RPM International Inc	29	3,185
		67,003
Construction Materials - 0.1%
CRH PLC	48	4,406
Eagle Materials Inc	6	1,212
		5,618
Containers & Packaging - 0.2%
AptarGroup Inc	29	4,537
Crown Holdings Inc	40	4,119
Sealed Air Corp	29	900
Silgan Holdings Inc	30	1,625
		11,181
Metals & Mining - 0.3%
Carpenter Technology Corp	5	1,382
Cleveland-Cliffs Inc (a)	134	1,018
Newmont Corp	244	14,216
Reliance Inc	8	2,511
Royal Gold Inc	8	1,423
		20,550
TOTAL MATERIALS		104,352

Real Estate - 1.8%
Diversified REITs - 0.1%
WP Carey Inc	66	4,117
Health Care REITs - 0.0%
Omega Healthcare Investors Inc	54	1,979
Industrial REITs - 0.3%
Americold Realty Trust Inc	96	1,596
EastGroup Properties Inc	22	3,677
First Industrial Realty Trust Inc	68	3,273
Lineage Inc	32	1,393
Rexford Industrial Realty Inc	105	3,735
STAG Industrial Inc Class A	73	2,648
		16,322
Office REITs - 0.0%
COPT Defense Properties	34	938
Vornado Realty Trust	29	1,109
		2,047
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	6	1,535
Zillow Group Inc Class A (a)	14	959
		2,494
Residential REITs - 0.6%
American Homes 4 Rent Class A	101	3,642
Equity LifeStyle Properties Inc	62	3,824
Essex Property Trust Inc	38	10,769
Invitation Homes Inc	387	12,694
Sun Communities Inc	30	3,795
		34,724
Retail REITs - 0.6%
Agree Realty Corp	65	4,749
Brixmor Property Group Inc	112	2,916
Federal Realty Investment Trust	64	6,079
Kimco Realty Corp	420	8,828
NNN REIT Inc	34	1,468
Regency Centers Corp	161	11,469
		35,509
Specialized REITs - 0.2%
CubeSmart	62	2,635
Gaming and Leisure Properties Inc	102	4,761
Lamar Advertising Co Class A	21	2,549
Millrose Properties Inc Class A	57	1,625
		11,570
TOTAL REAL ESTATE		108,762

Utilities - 2.4%
Electric Utilities - 1.6%
Constellation Energy Corp	43	13,879
Entergy Corp	207	17,206
Exelon Corp	332	14,415
OGE Energy Corp	24	1,064
PPL Corp	558	18,911
Southern Co/The	285	26,172
		91,647
Gas Utilities - 0.0%
National Fuel Gas Co	15	1,271
Multi-Utilities - 0.8%
Consolidated Edison Inc	174	17,461
DTE Energy Co	124	16,425
NiSource Inc	359	14,482
		48,368
Water Utilities - 0.0%
Essential Utilities Inc	30	1,114
TOTAL UTILITIES		142,400

TOTAL UNITED STATES		5,517,578
TOTAL COMMON STOCKS (Cost $5,430,616)		5,550,751

Domestic Equity Funds - 1.7%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $94,288)	161	99,965

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $14,627)	4.32	14,625	14,628

Purchased Options - 0.8%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	25	1,477,925	561	08/15/25	5,163
Mini SPX Index	Chicago Board Options Exchange	26	1,537,042	503	07/18/25	298
Mini SPX Index	Chicago Board Options Exchange	25	1,477,925	575	09/19/25	15,313
Mini SPX Index	Chicago Board Options Exchange	33	1,950,861	390	05/15/26	11,402
Mini SPX Index	Chicago Board Options Exchange	24	1,418,808	340	04/17/26	5,016
Mini SPX Index	Chicago Board Options Exchange	32	1,891,744	390	06/18/26	12,336

						49,528
TOTAL PURCHASED OPTIONS (Cost $115,362)						49,528

TOTAL INVESTMENT IN SECURITIES - 96.0% (Cost $5,654,893)	5,714,872
NET OTHER ASSETS (LIABILITIES) - 4.0%	235,902
NET ASSETS - 100.0%	5,950,774

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,390,244	5,375,617	880	-	1	14,628	14,625	0.0%
Total	-	5,390,244	5,375,617	880	-	1	14,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	539,756	539,756	-	-
Consumer Discretionary	552,096	552,096	-	-
Consumer Staples	325,611	325,611	-	-
Energy	161,500	161,500	-	-
Financials	790,743	790,743	-	-
Health Care	500,355	500,355	-	-
Industrials	482,719	482,719	-	-
Information Technology	1,840,332	1,840,332	-	-
Materials	106,477	106,477	-	-
Real Estate	108,762	108,762	-	-
Utilities	142,400	142,400	-	-

Domestic Equity Funds	99,965	99,965	-	-

Money Market Funds	14,628	14,628	-	-

Purchased Options	49,528	49,528	-	-
Total Investments in Securities:	5,714,872	5,714,872	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	49,528	0
Total Equity Risk	49,528	0
Total Value of Derivatives	49,528	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,640,266)	$5,700,244
Fidelity Central Funds (cost $14,627)	14,628

Total Investment in Securities (cost $5,654,893)		$5,714,872
Cash		10,673
Receivable for fund shares sold		243,066
Dividends receivable		3,604
Distributions receivable from Fidelity Central Funds		33
Receivable from investment adviser for expense reductions		6,057
Total assets		5,978,305
Liabilities
Accrued management fee	$2,340
Distribution and service plan fees payable	368
Audit fee payable	24,116
Other payables and accrued expenses	707
Total liabilities		27,531
Net Assets		$5,950,774
Net Assets consist of:
Paid in capital		$5,746,740
Total accumulated earnings (loss)		204,034
Net Assets		$5,950,774

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,294,528 ÷ 125,000 shares)		$10.36
Service Class :
Net Asset Value, offering price and redemption price per share ($1,293,952 ÷ 125,000 shares)		$10.35
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,293,084 ÷ 125,000 shares)		$10.34
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,069,210 ÷ 199,840 shares)		$10.35
Statement of Operations
For the period January 23, 2025 (commencement of operations) through June 30, 2025 (Unaudited)
Investment Income
Dividends		$30,106
Income from Fidelity Central Funds		880
Total income		30,986
Expenses
Management fee	$11,329
Distribution and service plan fees	1,899
Custodian fees and expenses	2,195
Independent trustees' fees and expenses	926
Audit fees	32,280
Legal	138
Total expenses before reductions	48,767
Expense reductions	(35,456)
Total expenses after reductions		13,311
Net Investment income (loss)		17,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	126,380
Total net realized gain (loss)		126,380
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	59,978
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		59,979
Net gain (loss)		186,359
Net increase (decrease) in net assets resulting from operations		$204,034
Statement of Changes in Net Assets

For the period January 23, 2025 (commencement of operations) through June 30, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,675
Net realized gain (loss)	126,380
Change in net unrealized appreciation (depreciation)	59,979
Net increase (decrease) in net assets resulting from operations	204,034
Share transactions - net increase (decrease)	5,746,740
Total increase (decrease) in net assets	5,950,774

Net Assets
Beginning of period	-
End of period	$5,950,774

Financial Highlights
VIP Hedged Equity Portfolio Initial Class

Six months ended June 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	.32
Total from investment operations	.36
Net asset value, end of period	$10.36
Total Return D,E,F	3.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.10% I
Expenses net of fee waivers, if any	.52 % I
Expenses net of all reductions, if any	.50% I
Net investment income (loss)	.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,295
Portfolio turnover rate J	15 % K

AFor the period January 23, 2025 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
VIP Hedged Equity Portfolio Service Class

Six months ended June 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.32
Total from investment operations	.35
Net asset value, end of period	$10.35
Total Return D,E,F	3.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.20% I
Expenses net of fee waivers, if any	.62 % I
Expenses net of all reductions, if any	.60% I
Net investment income (loss)	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,294
Portfolio turnover rate J	15 % K

AFor the period January 23, 2025 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
VIP Hedged Equity Portfolio Service Class 2

Six months ended June 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.31
Total from investment operations	.34
Net asset value, end of period	$10.34
Total Return D,E,F	3.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.35% I
Expenses net of fee waivers, if any	.77 % I
Expenses net of all reductions, if any	.75% I
Net investment income (loss)	.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,293
Portfolio turnover rate J	15 % K

AFor the period January 23, 2025 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
VIP Hedged Equity Portfolio Investor Class

Six months ended June 30, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	.31
Total from investment operations	.35
Net asset value, end of period	$10.35
Total Return D,E,F	3.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.11% I
Expenses net of fee waivers, if any	.55 % I
Expenses net of all reductions, if any	.53% I
Net investment income (loss)	.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,069
Portfolio turnover rate J	15 % K

AFor the period January 23, 2025 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
VIP Hedged Equity Portfolio (the Fund) is a fund of Variable Insurance Products Fund VI (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$378,908
Gross unrealized depreciation	(321,917)
Net unrealized appreciation (depreciation)	$56,991
Tax cost	$5,657,881

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.
Average Notional Amount ($)
VIP Hedged Equity Portfolio	9,005,073

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Hedged Equity Portfolio	6,280,729	747,245
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except third-party expenses (including custody, audit and registration fees), the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Initial Class	.50%
Service Class	.50%
Service Class 2.50%
Investor Class	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$543
Service Class 2	1,356
$1,899

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Hedged Equity Portfolio	30

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Initial Class	.52%	8,564
Service Class	.62%	8,563
Service Class 2.77%		8,558
Investor Class	.55%	9,403
		35,088

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $368.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Dollars
	Six months ended June 30, 2025 A	Six months ended June 30, 2025 A
VIP Hedged Equity Portfolio
Initial Class
Shares sold	125,000	$1,250,000
Net increase (decrease)	125,000	$1,250,000
Service Class
Shares sold	125,000	$1,250,000
Net increase (decrease)	125,000	$1,250,000
Service Class 2
Shares sold	125,000	$1,250,000
Net increase (decrease)	125,000	$1,250,000
Investor Class
Shares sold	202,361	$2,022,307
Shares redeemed	(2,521)	(25,567)
Net increase (decrease)	199,840	$1,996,740

A For the period January 23, 2025 (commencement of operations) through June 30, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Hedged Equity Portfolio	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
VIP Hedged Equity Portfolio

At its February 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements with affiliates of FDS (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Fidelity investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing assets and trading derivatives instruments.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed class-level management fee rates, out of which FDS will pay all operating expenses of the fund with certain limited exceptions. In reviewing the Advisory Contracts, the Board also considered the projected total net expense ratio of each class of the fund. The Board noted that the fund's proposed class-level management fee rates were lower than the median fee rate of funds with a similar Morningstar category and comparable investment mandate, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each class of the fund was below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expense. The Board further noted that such difference is not the result of any difference in advisory or custodial fees or other expense related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board noted that FDS has agreed to contractually limit each class of the fund's total operating expenses, with certain limited exceptions, as a percentage of their respective net assets exceed a certain limit through April 30, 2025.
Based on its review, the Board concluded that the management fee and the projected total expenses of each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive, and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be approved through February 2026.
Board Approval of Investment Advisory Contracts
VIP Hedged Equity Portfolio
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective December 1, 2024.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that Fidelity Diversifying Solutions LLC (FDS) or an affiliate will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FDS or an affiliate, and not the fund, will pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FDS will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FDS and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FDS and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9911020.100
VHEI-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund VI’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund VI’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund VI

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025